Capitalized Costs for Natural Gas and Oil Production Activities (Detail) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Consolidated Entities
Capitalized Costs Relating to Oil and Gas Producing Activities, by Geographic Area [Line Items]
Proven Oil and Natural Gas Properties	$ 1,239,430	$ 1,079,039
Pipelines and Support Equipment	17,030	24,248
Field Operation Vehicles and Other Equipment	28,064	27,030
Wells and Facilities in Progress	144,408	127,597
Unproven Properties	262,992	322,413
Total	1,691,924	1,580,327
Less Accumulated Depreciation and Depletion	(696,447)	(362,804)
Total	995,477	1,217,523
Equity Method Investee
Capitalized Costs Relating to Oil and Gas Producing Activities, by Geographic Area [Line Items]
Pipelines and Support Equipment	19,970	19,946
Total	19,970	19,946
Less Accumulated Depreciation and Depletion	(3,411)	(2,611)
Total	$ 16,559	$ 17,335